Schedule II - Condensed Financial Information of Registrant - Narrative (Details) - USD ($)			12 Months Ended
	Apr. 17, 2018	Dec. 20, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 18, 2018	Oct. 11, 2018	Dec. 11, 2017
Condensed Financial Information of Registrant
Interest paid on debt			$ 330,000,000	$ 332,000,000	$ 287,000,000
Allstate Corporation
Condensed Financial Information of Registrant
Notes due to subsidiaries			1,250,000,000	250,000,000
Repayment of notes due to subsidiaries			250,000,000	50,000,000	0
Interest paid on debt			$ 330,000,000	$ 331,000,000	$ 287,000,000
Kennett Capital Inc | Subsidiaries | Allstate Corporation
Condensed Financial Information of Registrant
Notes due to subsidiaries						$ 1,000,000,000	$ 250,000,000
Note stated interest rate (as a percent)						3.03%	2.49%
Kennett Capital Inc | Notes Due 2018 at 1.59 Percent, Note One | Subsidiaries | Allstate Corporation
Condensed Financial Information of Registrant
Notes due to subsidiaries								$ 125,000,000
Note stated interest rate (as a percent)								1.59%
Repayments of debt	$ 125,000,000
Allstate Non-Insurance Holdings Inc | Notes Due 2018 at 1.59 Percent, Note Two | Subsidiaries | Allstate Corporation
Condensed Financial Information of Registrant
Notes due to subsidiaries								$ 175,000,000
Repayment of notes due to subsidiaries		$ 50,000,000
Repayments of debt	$ 125,000,000